Fair Value Measurements (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U. S. Treasury Securities	$414,258,248	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants	21,009,680	—	—
Derivative warrant liabilities—Private Warrants	—	—	10,653,560
Total fair value	$435,267,928	$—	$10,653,560
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U. S. Treasury funds	$414,209,593	(1)	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants	35,386,050		—	—
Derivative warrant liabilities—Private Warrants	—		—	18,415,060
Total fair value	$449,595,643		$—	$18,415,060
__________
(1)Includes cash of $226
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account:
U.S. Treasury securities	$414,209,593	$—	$—
Liabilities:
Derivative public warrant liabilities	$35,386,050	$—	$—
Derivative private warrant liabilities	$—	$—	$18,415,060

Schedule of Fair Value Assumptions
The following table provides quantitative information regarding Level 1 & 3 fair value measurements inputs as their measurement dates:

	As of March 31, 2021	As of December 31, 2020
Volatility	17.5%	25.3%
Stock price	$9.90	$10.26
Expected life of the options to convert	5.17	5.42
Risk-free rate	0.96%	0.42%
Dividend yield	0.0%	0.0%
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of July 28, 2020	As of December 31, 2020
Volatility	16.1%	25.3%
Stock price	$9.59	$10.26
Expected life of the options to convert	6.00	5.42
Risk-free rate	0.35%	0.42%
Dividend yield	0.0%	0.0%

Schedule of Changes in Fair Value of Warrants
The change in the fair value of the derivative warrant liabilities for three months ended March 31, 2021 is summarized as follows:

Warrant liabilities at January 1, 2021	$53,801,110
Change in fair value of derivative warrant liabilities	(22,137,870)
Derivative warrant liabilities at March 31, 2021	$31,663,240

The change in the fair value of the derivative warrant liabilities for the period from February 11, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at February 11, 2020 (inception)	$—
Issuance of Public and Private Warrants	25,275,880
Change in fair value of derivative warrant liabilities	28,525,230
Derivative warrant liabilities at December 31, 2020	$53,801,110